Total Capital and Net (Loss) Income Per Common Unit - Additional Information (Details)	9 Months Ended
	Sep. 30, 2017	Sep. 25, 2017
General Partner
Limited Partners' Capital Account [Line Items]
Percentage of interest in joint venture	51.00%
Brookfield
Limited Partners' Capital Account [Line Items]
Percentage of noncontrolling interest acquired	59.50%
Brookfield | General Partner
Limited Partners' Capital Account [Line Items]
Percentage of noncontrolling interest acquired		49.00%
Public
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)	26.70%